Client Name:
Client Project Name:	GSMBS 2024-PJ9
Start - End Dates:	7/6/2021 - 11/22/2021
Deal Loan Count:	15

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	1
Credit	Income/Employment	CRDINC2340	Employment verification does not meet guidelines	1
Total				2

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